Tangible Equity Units (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Tangible Equity Units
We allocated the proceeds from the issuance of the TEUs, including other fees and expenses, to equity and debt based on the relative fair value of the respective components of each TEU as follows:

(in millions, except price per TEU)	SPC	Amortizing Note	Total
Price per TEU	$81	$19	$100

Gross proceeds	$373	$87	$460
Less: Issuance costs	(14)	(3)	(17)
Net proceeds	$359	$84	$443
Unless settled early at the holder’s or Dynegy’s election or redeemed by Dynegy in connection with an acquisition termination redemption, on July 1, 2019, Dynegy will deliver to the SPC holders a number of shares of common stock based on the 20 day volume-weighted average price (“VWAP”) of our common stock as follows:

VWAP of Dynegy Common Stock	Common Shares Issued
Equal to or greater than $19.92	5.0201 shares (minimum settlement rate)
Less than $19.92, but greater than $16.13	$100 divided by VWAP
Less than or equal to $16.13	6.1996 shares (maximum settlement rate)